Exhibit 99.1
Monthly Series 2005-CC Certificateholders’ Statement
National City Bank

NATIONAL CITY CREDIT CARD MASTER TRUST
     The information which is required to be prepared with respect to the Distribution Date of May 15, 2006, and with respect to the performance of the Trust during the related Monthly Period.
     Capitalized terms used in this Statement have their respective meanings set forth in the Pooling and Servicing Agreement.

A. Information Regarding the Current Monthly Distribution

1.	The amount of the current monthly distribution which constitutes Available Funds		$4,975,963.47

2.	The amount of the current monthly distribution which constitutes Available Principal Collections		$0.00

	Total		$4,975,963.47

B. Information Regarding the Performance of the Trust

1.	Collection of Principal Receivables

	(a)	The aggregate amount of Collections of Principal
		Receivables processed during the related Monthly
		Period and allocated to Series 2005-CC	$197,034,556.28

2.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collection of Finance Charge
		Receivables processed during the related Monthly
		Period and allocated to Series 2005-CC	$15,708,306.82

3.	Number of Accounts

	(a)	The aggregate number of accounts in the
		Trust as of the end of day on the last day of the
		prior Monthly Period	1,164,445

	(b)	The aggregate number of accounts in the
		Trust as of the end of day on the last day of the
		related Monthly Period	1,158,389

4.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in
		the Trust as of the end of the day on the last day of
		the prior Monthly Period	$1,664,923,721.56

	(b)	The aggregate amount of Principal Receivables in
		the Trust as of the end of the day on the last day of
		the related Monthly Period	$1,653,976,990.62

	(c)	The amount of Principal Receivables in the Trust
		represented by the Invested Amount of Series
		Series 2005-CC as of the end of the day on the last
		day of the related Monthly Period	$1,018,353,633.13

	(d)	The Floating Allocation Invested Amount as of the
		end of the day on the last day of the related Monthly
		Period	$1,025,000,000.00

	(e)	The Principal Allocation Invested Amount as of the
		end of the day on the last day of the related Monthly
		Period	$1,025,000,000.00

	(f)	The Floating Allocation Percentage with respect to the
		related Monthly Period	61.57%

	(g)	The Principal Allocation Percentage with respect to
		the related Monthly Period	61.57%

5.	Finance Charge Receivables in the Trust

	(a)	The aggregate amount of Finance Charge Receivables in
		the Trust as of the end of the day on the last day of
		the prior Monthly Period	$27,903,041.08

	(b)	The aggregate amount of Finance Charge Receivables in
		the Trust as of the end of the day on the last day of
		the related Monthly Period	$26,940,137.63

6.	Delinquent Balances

The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

Aggregate		Percentage
Account		of Total
Balance		Receivables
(a) 30 - 59 days:	24,175,588.03	1.46%

(b) 60 - 89 days:	15,877,293.20	0.96%

(c) 90 - 119 days:	10,470,388.25	0.63%

(d) 120 - 149 days:	7,477,701.12	0.45%

(e) 150 - 179 days:	673,640.57	0.04%

(f) 180 + days:	26,553.40	0.00%

Total:	58,701,164.57	3.55%

7.	Investor Default Amount

	(a)	The Aggregate Investor Default Amount for the related
		Monthly Period	$3,609,869.62

8.	Monthly Servicing Fees

	(a)	The amount of the Monthly Servicing Fees payable
		by the Trust to the Servicer for the related Monthly
		Period	$854,166.67

	(b)	The amount of the Servicer Interchange payable by
		the Trust to the Servicer for the related Monthly
		Period	$854,166.67

NATIONAL CITY BANK
as Servicer

By:	/s/ Larry Potter

Name:	Larry Potter
Title:	Vice President, National City Bank Vice President, Finance National City Card Services